SCHEDULE OF BASIC WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Basic weighted average number of shares					433,143,911	195,725,543
Diluted weighted average number of shares	733,766,705	489,742,350	700,195,180	4,099,936,067	4,337,208,296	195,725,543
Basic weighted average number of shares	733,766,705	489,742,350	700,195,180	388,527,788	433,143,911	195,725,543
Convertible notes payable				168,674,946
Convertible Notes Payable [Member]
Diluted weighted average number of shares					247,997,718
Series B Preferred Stock [Member]
Diluted weighted average number of shares					949,400,000
Preferred stock				949,400,000
Series E Preferred Stock [Member]
Diluted weighted average number of shares					2,706,666,667
Preferred stock				2,593,333,333